Material accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Schedule of Goodwill Allocated	The following table shows only the 6 CGUs (2023: 6 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2024	September 30, 2023
La Carolina / Crops / Argentina	314	281
El Orden / Crops / Argentina	301	271
La Guarida / Crops / Argentina	2,923	2,623
Los Guayacanes / Crops / Argentina	3,573	3,206
Doña Marina / Rice / Argentina	6,220	5,582
El Colorado / Crops / Argentina	3,124	2,804
Closing net book value of goodwill allocated to CGUs tested (Note 15)	16,455	14,767
Closing net book value of PPE items and other assets allocated to CGUs tested	143,202	143,976
Total assets allocated to CGUs tested	159,657	158,743

Schedule of Key Assumptions in Valuation Calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are the followings.

Key Assumptions	December 31, 2024
Perpetuity growth rate	2%
Discount rate	10%
Projected operating income	Business/segment key assumption

Crops		Dairy
Main assumptions	2025	Main assumptions	2025

Area ('000 Has.) (1)	224	Milking cows ('000 Heads)	14,484
Soy yield (tons/hect) (2)	2.5	Cow productivity (lt/head/day)	37.8
Corn yield (tons/hect)	6.4	Processed milk ('000 lt/day)	1,159
Peanut yield (tons/hect)	3.4	International milk powder price ($/ton)	3,803
Soy FAS average price ($/ton)	300
Wheat price ($/ton)	215
Peanut planted Area (000 Has)	25.4

Rice		Sugar, Ethanol & Energy
Main assumptions	2025	Main assumptions	2025
Area ('000 Has.)	62.8	Milling (MM Tons)	13.1
Rice yield (tons/hect)	6.7	TRS (Kg/Ton)	130.2
Domestic white rice price ($/ton)	777	Sugar #11 price (cents/lb)	18.7
Production cost (usd/ha)	1,583	Energy efficiency (KWH/ton)	60
Rough rice production ('000)	418	Ethanol mix (%)	47%
Rice export price ($/ton - FOB)	636	Yield. Ton/ha	78.5

(1) Planted area expressed as calendar year. Includes summer crops from the 2024/25 harvest season and winter crops from the upcoming 2025/26 campaign.
(2) Includes soybean 1st crop and 2nd crop.
(3) Expected yield for wheat for the 2025/26 campaign.
(4) Physical yield
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are

Key Assumptions	September 30, 2024	September 30, 2023
Financial projections	Covers 5 years for UMA (*)	Covers 5 years for UMA (*)
	Covers 5 years for AVI (**)	Covers 5 years for AVI (**)
Yield average growth rates	0-2%	0-2%
Future pricing increases	0.46% per annum	0.46% per annum
Future cost decrease	0.96% per annum	0.96% per annum
Discount rates	5.0%	5.2%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2024	September 30, 2023
AVI / Sugar, Ethanol and Energy	2,915	2,937
UMA / Sugar, Ethanol and Energy	1,093	1,102
Closing net book value of goodwill allocated to CGUs tested (Note 15)	4,008	4,039
Closing net book value of PPE items allocated to CGUs tested	599,509	600,764
Total assets allocated to 2 CGUs tested	603,517	604,803